Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000074146 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000074146 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000074146 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000074146 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000074146 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.02%
C000074146 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000074146 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000074146 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000074146 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.55%
C000074146 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000074146 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000074146 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
C000074146 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000074146 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000074146 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000074146 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%
C000074146 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000074146 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000074146 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000074146 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000006387 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000006387 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000006387 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000006387 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000006387 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.02%
C000006387 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000006387 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000006387 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000006387 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.55%
C000006387 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000006387 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000006387 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
C000006387 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000006387 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000006387 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000006387 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%
C000006387 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000006387 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000006387 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006387 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000006385 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.52%
C000006385 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	4.58%
C000006385 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000006385 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.69%
C000006385 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.02%
C000006385 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.95%
C000006385 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000006385 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000006385 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	9.55%
C000006385 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	5.91%
C000006385 [Member] | Water And Sewer Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.37%
C000006385 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.99%
C000006385 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.63%
C000006385 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000006385 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000006385 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.87%
C000006385 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.52%
C000006385 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000006385 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.26%
C000006385 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000006388 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000006388 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000006388 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000006388 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000006388 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000006388 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000006388 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000006388 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	14.07%
C000006388 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000006388 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000006388 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.56%
C000006388 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000006388 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.58%
C000006388 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000006388 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000006388 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000006388 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000006388 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000006388 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000006388 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000006390 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000006390 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000006390 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000006390 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000006390 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000006390 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000006390 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000006390 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	14.07%
C000006390 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000006390 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000006390 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.56%
C000006390 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000006390 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.58%
C000006390 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000006390 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000006390 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000006390 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000006390 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000006390 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000006390 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%
C000074147 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000074147 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	4.67%
C000074147 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	10.27%
C000074147 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	4.48%
C000074147 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	7.91%
C000074147 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.16%
C000074147 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000074147 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	14.07%
C000074147 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	3.88%
C000074147 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	2.82%
C000074147 [Member] | Industrial Development Revenue Pollution Control Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.56%
C000074147 [Member] | Special Tax Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.09%
C000074147 [Member] | Transportation Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.58%
C000074147 [Member] | Healthcare Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.28%
C000074147 [Member] | Education Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.58%
C000074147 [Member] | Lease Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.75%
C000074147 [Member] | State General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.58%
C000074147 [Member] | Housing Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000074147 [Member] | Electric Revenue Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.98%
C000074147 [Member] | Local General Obligation Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.58%